Dynamic Asset Allocation Growth
Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Dynamic Asset Allocation Growth	Class A		Class B		Class C		Class M		Class R		Class R5	Class R6	Class Y
Management fees	0.59%		0.59%		0.59%		0.59%		0.59%		0.59%	0.59%	0.59%
Distribution and service (12b-1) fees	0.25%		1.00%		1.00%		0.75%		0.50%
Other expenses	0.24%	[1]	0.24%	[1]	0.24%	[1]	0.24%	[1]	0.24%	[1]	0.21%	0.11%	0.24%	[1]
Acquired fund fees and expenses	0.01%		0.01%		0.01%		0.01%		0.01%		0.01%	0.01%	0.01%
Total annual fund operating expenses	1.09%		1.84%		1.84%		1.59%		1.34%		0.81%	0.71%	0.84%
[1]	Restated to reflect current fees resulting from a change to the fund's investor servicing arrangements effective September 1, 2016.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example - Dynamic Asset Allocation Growth - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	680	902	1,141	1,827
Class B	687	879	1,195	1,962
Class C	287	579	995	2,159
Class M	506	834	1,185	2,173
Class R	136	425	734	1,613
Class R5	83	259	450	1,002
Class R6	73	227	395	883
Class Y	86	268	466	1,037

Expense Example, No Redemption - Dynamic Asset Allocation Growth - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	187	579	995	1,962
Class C	187	579	995	2,159